Debt (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Nov. 03, 2017	Nov. 03, 2017	Mar. 04, 2015	Oct. 07, 2013	Nov. 26, 2018	Aug. 31, 2020	Aug. 31, 2019
Accretion of debt discount							$ 663,918
Interest expense							128,239
Bridge Loan One [Member]
Proceeds from loan payable			$ 600,000
Interest rate			7.00%
Debt default, interest rate			15.00%
Third Amendment to 2013 Bridge Loan Agreement [Member] | Warrant [Member]
Debt instrument maturity date	Dec. 31, 2022
Third Amendment to 2013 Bridge Loan Agreement [Member] | Investor [Member]
Debt discount	$ 1,074,265	$ 1,074,265
Third Amendment to 2013 Bridge Loan Agreement [Member] | Third Amendment to the March 2015 Loan [Member] | Investor [Member]
Interest rate		10.50%
Debt instrument maturity date		Dec. 31, 2019
March 2015 Loan [Member]
Debt conversion converted instrument, shares issued					532,377
Debt conversion converted instrument, Amount					$ 798,566
Accrued interest					$ 7,922
March 2015 Loan as amended [Member]
Interest expense							19,691
Two Thousand Note As Amended [Member]
Interest expense							$ 108,548
Debt conversion converted instrument, shares issued					2,934,290
Debt conversion converted instrument, Amount					$ 4,401,434
Accrued interest					$ 44,260
2015 Bridge Loan Agreement [Member] | Investor [Member]
Interest rate	10.50%
Debt instrument maturity date	Dec. 31, 2019
Convertible Promissory Note [Member]
Proceeds from loan payable				$ 3,000,000
Interest rate				7.00%
Debt instrument, terms of conversion feature				The Investor may elect to convert principal and accrued interest into units of the Company's equity securities, with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company's common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company's common stock prior to conversion.